SUPPLEMENT DATED AUGUST 27, 2007 TO THE PROSPECTUS
                              DATED APRIL 30, 2007

                            JNL(R) VARIABLE FUND LLC
                          JNLNY(R) VARIABLE FUND I LLC


Please note that the changes apply to your variable annuity and/or variable life product(s).

ON AUGUST 22, 2007, JACKSON NATIONAL ASSET MANAGEMENT, LLC RECOMMENDED AND THE BOARD OF MANAGERS OF THE JNLNY VARIABLE FUND I LLC APPROVED THE FOLLOWING "FUND" MERGERS THAT WILL BE EFFECTIVE DECEMBER 3, 2007:

------------------------------------------------------------- -----------------------------------------------------------------
ACQUIRING FUNDS                                               ACQUIRED FUNDS
------------------------------------------------------------- -----------------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------------
JNL VARIABLE FUND LLC                                         JNLNY VARIABLE FUND I LLC
JNL/Mellon Capital Management Nasdaq(R) 15 Fund               JNL/Mellon Capital Management Nasdaq(R) 15 Fund (NY)
JNL/Mellon Capital Management Value Line(R) 25 Fund           JNL/Mellon Capital Management Value Line(R) 25 Fund (NY)
JNL/Mellon Capital Management DowSM Dividend Fund             JNL/Mellon Capital Management DowSM Dividend Fund (NY)
JNL/Mellon Capital Management S&P(R) 24 Fund                  JNL/Mellon Capital Management S&P(R) 24 Fund (NY)
------------------------------------------------------------- -----------------------------------------------------------------

PLEASE NOTE: Once the above Funds of JNLNY Variable Fund I LLC have merged with the respective counterparts of the JNL Variable Fund LLC, each Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). Each Fund's policy is to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income and distributions of each Fund are considered separately for purposes of determining whether or not such Fund qualifies as a regulated investment company. Each Fund intends to distribute all of its net investment income and net capital gains to its owners and, therefore, will not be required to pay any federal income taxes.

After the merger the names of the following Funds will be changed to the following:

------------------------------------------------------------- -----------------------------------------------------------------
PREVIOUS FUND NAME                                            NEW FUND NAME
------------------------------------------------------------- -----------------------------------------------------------------
JNL/Mellon Capital Management Nasdaq(R) 15 Fund               JNL/Mellon Capital Management Nasdaq(R) 25 Fund
JNL/Mellon Capital Management Value Line(R) 25 Fund           JNL/Mellon Capital Management Value Line(R) 30 Fund
------------------------------------------------------------- -----------------------------------------------------------------

This Supplement is dated August 27, 2007.


(To be used with VC5869 Rev. 05/07, VC5890 Rev. 05/07, VC5995 Rev. 05/07, VC3656
Rev. 05/07,  VC3657 Rev. 05/07,  VC3723 Rev. 05/07,  NV3174CE Rev. 05/07, NV3784
Rev. 05/07, VC4224 Rev. 05/07, NV4224 Rev. 05/07, NV5869 Rev. 05/07, NV5890 Rev.
05/07,  VC5526 Rev. 05/07,  NV5526 Rev. 05/07,  and FVC4224FT Rev. 05/07,  HR105
Rev. 05/07, and VC2440 Rev. 05/07.)

                                                                    V6170 08/07